Related Party Balances and Transactions - Schedule of Related Parties Transactions (Details)		12 Months Ended
		Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 USD ($)
Springview Contracts Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
Accounts receivable related party		$ 19,901		$ 145,842		$ 14,567
GGL Enterprises Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr.Heng Kong Chuan [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Shareholder and spouse of executive director, Ms. Lee Siew Yian	Shareholder and spouse of executive director, Ms. Lee Siew Yian
Amount due to related parties		$ (85,350)		(19,901)		(62,472)
China International Corporate Management [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo	Controlled by CEO and shareholder, Mr. Wang Zhuo
Amount due to related parties		$ (969,247)		(584,328)		(709,448)
Related Party [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts receivable related party		19,901		145,842		14,567
Amount due to related parties		(1,054,597)		(604,229)		$ (771,920)
Construction service provided to Springview Contracts Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[1]			185,694	$ 347,105
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions		$ 5,270	$ 3,857	$ 12,778	$ 53,000

[1]	Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of December 31, 2024, no receivables are considered past due.